Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases

Note 19.     Leases

WISeKey has historically entered into a number of lease arrangements under which it is the lessee. As at December 31, 2021, WISeKey holds one finance lease for IT equipment in our datacenter, sixteen operating leases, and one short-term leases. The short-term leases and operating leases relate to premises. We do not sublease. All of our operating leases include multiple optional renewal periods which are not reasonably certain to be exercised. The finance lease contains an option to purchase the assets at the end of the lease which we have assumed will be exercised and so has been included in the calculation of the right of use asset and lease liability.

We have elected the short-term lease practical expedient related to leases of various premises and equipment. We have elected the practical expedients related to lease classification of leases that commenced before the effective date of ASC 842.

In the years 2021, 2020, and 2019 we recognized rent expenses associated with our leases as follows:

	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2021	2020	2019
Finance lease cost:
Amortization of right-of-use assets	68	66	31
Interest on lease liabilities	7	12	8
Operating lease cost:
Fixed rent expense	1,079	602	567
Short-term lease cost	7	22	63
Net lease cost	1,161	702	669
Lease cost - Cost of sales	—	—	—
Lease cost - General & administrative expenses	1,161	702	669
Net lease cost	1,161	702	669

In the years 2021 and 2020, we had the following cash and non-cash activities associated with our leases:

	As at December 31,	As at December 31,
USD'000	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	114	106
Operating cash flows from operating leases	964	632
Financing cash flows from finance leases	7	12
Non-cash investing and financing activities:
Net lease cost	1,161	702
Additions to ROU assets obtained from:
New finance lease liabilities	—	—
New operating lease liabilities	2,375	544

As at December 31, 2021, future minimum annual lease payments were as follows:

	USD'000	USD'000	USD'000	USD'000
Year	Operating	Short-term	Finance	Total
2022	1,038	2	61	1,101
2023	972	1	—	973
2024	657	—		657
2025	592	—	—	592
2026 and beyond	1,016	—	—	1,016
Total future minimum operating and short-term lease payments	4,275	3	61	4,339
Less effects of discounting	(447)	—	(6)	(453)
Less effects of practical expedient	—	(3)	—	(3)
Lease liabilities recognized	3,828	—	55	3,883

In line with ASU 2018-11, future minimum lease payments under legacy ASC 840 are disclosed in the table below:

Year	USD'000
2022	1,101
2023	973
2024	657
2025	592
2026 and beyond	1,016
Total future minimum operating and short-term lease payments	4,339
Less effects of discounting	(456)
Lease liabilities recognized	3,883

As of December 31, 2021, the weighted-average remaining lease term was 0.5 years for our finance lease and 4.00 years for operating leases.

For our finance lease, the implicit rate was calculated as 5.17%. For our operating leases and because we generally do not have access to the implicit rate in the lease, we calculated an estimate rate based upon the estimated incremental borrowing rate of the entity holding the lease. The weighted average discount rate associated with operating leases as of December 31, 2021 was 3.26%.